Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2022
Restatement Determination Date:: 2024-02-08
Erroneously Awarded Compensation Recovery
Restatement does not require Recovery

As required by applicable SEC rules, the NYSE Listed Company Manual and the Company’s SEC Compensation Recoupment Policy (the “SEC Policy”), the Company’s Remuneration Committee considered whether the revision of the Original Financial Statements, which for the purposes of the SEC Policy is a “Financial Restatement”, resulted in any relevant incentive compensation exceeding the amount that would have otherwise been received by executives subject to the SEC Policy if it had been calculated based on the revision. The relevant incentive compensation was “received” for the purposes of the applicable rules and the SEC Policy in the fiscal period ending 31 December 2023, however, as the Company’s audited financial statements for the fiscal period ending 31 December 2023 have not been finalized as of the date of this Form 20-F/A, the Remuneration Committee has not yet determined the amount of compensation to be awarded in respect of such incentive compensation and will make that determination after, and with consideration given to, the revision. In addition, as explained in the explanatory note at the top of this Amendment No. 1, the revision was necessary in order to, among other things, remove references to certain non-IFRS measures from the Original Financial Statements in order to comply with relevant SEC rules, and the amendment does not modify, amend or update the reported IFRS financial statements or the non-IFRS measures upon which such incentive compensation is based. As such, incentive compensation outcomes will not be affected. For these reasons, in respect of the revision, the Remuneration Committee concluded that there had not been, and will not be, any erroneously awarded compensation, and therefore no recovery of any compensation was or will be required.